Accumulated Other Comprehensive Loss (Parenthetical) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrecognized actuarial losses and prior service cost related to pension and other postretirement benefit plans, accumulated tax	$ 159.3	$ 172.1	$ 138.6
Cash flow hedging transactions, tax	$ 1.3	$ 1.4	$ 1.6